Condensed Statement of Changes In Shareholders' Equity - USD ($)	Total	Class A Ordinary [Member]	Class B Ordinary [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Jul. 02, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance Balance, Shares at Jul. 02, 2020		0	0
Issuance of Class B ordinary shares to Sponsor	25,000		$ 1,725	23,275
Issuance of Class B ordinary shares to Sponsor,Shares			17,250,000
Sale of 69,000,000 Units, net of underwriting discounts and offering costs and Public Warrant fair value	631,813,992	$ 6,900		631,807,092
Sale of 69,000,000 Units, net of underwriting discounts and offering costs and Public Warrant fair value, Shares		69,000,000
Change in value of class A Ordinary shares subject to possible redemption	(441,063,112)	$ (4,411)		(441,058,701)
Change in value of class A Ordinary shares subject to possible redemption		(44,106,311)
Net income	(185,775,870)	$ 0	$ (185,775,870)		(185,775,870)
Ending Balance at Dec. 31, 2020	5,000,010	$ 2,489	$ 1,725	190,771,666	(185,775,870)
Ending Balance, Shares at Dec. 31, 2020		24,893,689	17,250,000
Change in value of class A Ordinary shares subject to possible redemption	(248,936,888)	$ (2,489)		$ (190,771,666)	(58,162,733)
Change in value of class A Ordinary shares subject to possible redemption		(24,893,689)
Net income	160,624,560	$ 6,239	$ 160,624,560		160,624,560
Ending Balance at Mar. 31, 2021	$ (83,312,318)		$ 1,725		$ (83,314,043)
Ending Balance, Shares at Mar. 31, 2021			17,250,000